Organization and Business (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Pro Forma Results of Operations
Revenues	$ 142,050	$ 53,700
Net loss	$ (14,499,863)	$ (2,999,709)
Loss per common share, basic	$ (0.14)	$ (0.03)
Loss per common share, diluted	$ (0.14)	$ (0.03)
Weighted average common shares outstanding, basic	100,181,462	91,482,241
Weighted average common shares outstanding, diluted	100,181,462	91,482,241